Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable

Note 7. Accounts Receivable

Accounts receivable is mainly from our Wecast Service business and consisted of the following:

	December 31,	December 31,
	2018	2017
Accounts receivable, gross	$19,370,665	$26,965,731
Less: allowance for doubtful accounts	-	(3,646)
Accounts receivable, net	$19,370,665	$26,962,085

The movement of the allowance for doubtful accounts is as follows:

	December 31,	December 31,
	2018	2017
Balance at the beginning of the year	$3,646	$2,828,796
Additions charged to bad debt expense	-	145,512
Write-off of bad debt allowance	-	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Balance at the end of the year	$-	$3,646